UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)

Equable Shares Hedged Equity Fund

Institutional Class     EQHEX
(Class I)

Semi-Annual Report
April 30, 2024

https://www.equableshares.com/

(This Page Intentionally Left Blank.)

EQUABLE SHARES HEDGED EQUITY FUND

Fund Performance

During the six-month period of November 1st, 2023 – April 30th, 2024, the Equable Shares Hedged Equity Fund (the “Fund”) increased 7.47%, while the S&P 500® Index (the “Index”) gained 20.98% during the period.

Performance Discussion

The Fund maintains a long position in the SPDR S&P 500 ETF (“SPY”), an exchange traded fund (“ETF”) that tracks the S&P 500® Index. Although SPY is the Fund’s primary holding, the Fund may also maintain a long position in the iShares Core S&P 500 ETF (“IVV”), which is identical in nature. Simultaneously, the Fund writes fully covered call options against SPY and IVV, the underlying securities. The Fund also implements a partial put spread that covers approximately 25% – 30% of the underlying SPY position to add additional protection to the Fund’s portfolio.

The Fund seeks to generate income through a combination of call option premium and SPY/IVV dividends. The put spread is implemented as a hedge to mitigate some losses in the Fund’s portfolio during market downturns. Since the Fund typically writes call options with a strike price at- or near-the-money, returns are expected to be capped in a rising market while providing some level of hedge in a declining market.

During the first three months of the six-month period ending 4/30/24, the S&P 500® Index returned 16.01% while the Fund gained 6.00%. During the second half of the six-month period, February through April, the Index returned 4.29% while the Fund gained 1.39%. The Index experienced a decline in the month of April, resulting in the Fund outperforming the S&P 500® Index by over 3.00% for this month.

In summary, the Fund performed as expected, as it delivered capped upside participation in rising markets and mitigated losses in negative markets.

Looking Forward

While we do not offer views on market direction, our expectation is that interest rates will stay relatively high for the balance of 2024. The Fund receives higher levels of call premiums with short-term rates at these levels.

Our primary goal is to reward long-term investors with a degree of risk management in a range of market environments.

Thanks,

Ron Santella
CEO

EQUABLE SHARES HEDGED EQUITY FUND

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please see the Schedule of Investments and Schedule of Written Options for a complete list of Fund holdings.

The S&P 500® Index is a widely used benchmark generally used to measure the performance of the US Stock Market, represented by 500 companies in the US with large market capitalizations.

A covered call is an options strategy characterized by a long position in a security and a short (sold) call option on the security. Writing covered call options provides cash flow from option premiums and reduces the impact of market volatility on the Fund’s investment portfolio. A call option gives the buyer the right to purchase a security from the writer of the option at a specified price (the “strike price”) prior to a certain date (the “expiration date”) in exchange for cash paid to the writer on the day the option is written (the “premium”). A written call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, the Fund receives cash in the form of the premium in exchange for giving up a portion of the future upside gains from the underlying security. In addition, a covered call option partially hedges against declines in the price of the underlying security, to the extent of the premium the Fund receives. Writing covered call options helps to mitigate declines in the Fund’s portfolio of equity securities, though it limits the Fund’s ability to profit from increases in the value of the Fund’s portfolio of equity securities.

An “at-the-money” call option has a strike price equivalent to the market price, whereas an “out-of-the-money” call option has a strike price greater than the market price. A “near-the-money” call option has a strike price is within 3% of the market price.

A put spread is an option strategy in which a put option is bought, and another less expensive put option is sold.

Mutual fund investing involves risk. Principal loss is possible. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. It is possible in certain situation that the use of derivatives (such as options) may have the effect of increasing the volatility of the Fund’s portfolio. The Fund invests in derivatives for hedging and non-hedging purposes. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the security or other instrument underlying the option that the writer must purchase or deliver upon exercise of the option. Writing covered calls may limit the Fund’s ability to participate in price increases of the underlying securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks overtime. In addition, the Fund’s ability to sell the underlying securities will be limited while the option is in effect. The Fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. The Fund may invest in shares of investment companies, including ETFs. The risks of investment in these securities typically reflect the risks of the types of instruments in which the investment company invests. When the Fund invests in investment company securities shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses.

Equable Shares Funds are distributed by Quasar Distributors, LLC.

EQUABLE SHARES HEDGED EQUITY FUND

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-888-898-2024. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of April 30, 2024

	1 Year	3 Year	Since Inception(1)
Equable Shares Hedged Equity Fund	9.67%	5.72%	7.26%
S&P 500® Index(2)	22.66%	8.06%	14.95%

(1)	Commencement date of the Fund was June 1, 2019.
(2)
The S&P 500® Index is widely regarded as the best single gauge of large-cap US equities and serves as the foundation for a wide range of investment products. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

The following is expense information for the Equable Shares Hedged Equity Fund as disclosed in the Fund’s most recent prospectus updated on February 28, 2024:

Gross Expenses: 1.22%; Net Expenses: 1.19%. Teramo Advisors, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2025 and may continue annually thereafter, unless sooner terminated. The Expense Cap may be terminated (i) at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or (ii) at the end of the then-current term and upon 60 days’ written notice by the Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

EQUABLE SHARES HEDGED EQUITY FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including broker commissions on the purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund specific expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 – April 30, 2024).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	(11/1/2023 to
	(11/1/2023)	(4/30/2024)	4/30/2024)
Institutional Class
Actual(2)(3)	$1,000.00	$1,074.70	$5.88
Hypothetical (5% annual return before expenses)(3)	$1,000.00	$1,019.19	$5.72

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.14%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual return for the six-month period ended April 30, 2024 of 7.47%.
(3)	Excluding tax payments your actual cost of investing and your hypothetical cost of investing would have been $5.67 and $5.52, respectively.

EQUABLE SHARES HEDGED EQUITY FUND

Allocation of Portfolio(1)(2) (% of Investments) (Unaudited)
April 30, 2024

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)
Data expressed excludes written option contracts and other liabilities in excess of other assets. Please refer to the Schedule of Investments and Schedule of Written Options for more details on the Fund’s individual holdings.

EQUABLE SHARES HEDGED EQUITY FUND

Schedule of Investments (Unaudited)
April 30, 2024

	Shares	Value
EXCHANGE TRADED FUNDS – 96.34%
Clearshares Ultra-Short Maturity ETF	30,000	$3,004,875
iShares Core S&P 500® ETF (a)(c)	85,000	42,877,400
SPDR S&P 500® ETF (a)(b)(c)	265,000	133,024,700
Total Exchange Traded Funds
(Cost $127,846,359)		178,906,975

		Notional
	Contracts (e)	Amount
PURCHASED OPTIONS – 0.57% (a)(d)
Purchased Put Options – 0.57%
SPDR S&P 500® ETF
Exercise Price: $505.00, Expiration: 06/21/2024	1,000	$50,198,000	1,051,500
Total Purchased Options
(Cost $551,535)			1,051,500

	Shares
SHORT-TERM INVESTMENTS – 0.00%
Money Market Funds – 0.00%
Dreyfus Cash Management, Class Administrative, 5.12% (f)	43	43
Total Short-Term Investments
(Cost $43)		43

Total Investments
(Cost $128,397,937) – 96.91%		179,958,518
Money Market Deposit Account – 4.37% (g)		8,121,155
Liabilities in Excess of Other Assets – (1.28)%		(2,367,213)
Net Assets – 100.00%		$185,712,460

ETF – Exchange Traded Fund
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at https://www.sec.gov/.

(c)	All or a portion of this security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of as of April 30, 2024 is $175,902,100.
(d)	Non-income producing security.
(e)	100 shares per contract.
(f)	The rate quoted is the annualized seven-day effective yield as of April 30, 2024.
(g)
The Money Market Deposit Account (“MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate as of April 30, 2024, was 5.17%.

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES HEDGED EQUITY FUND

Schedule of Written Options (Unaudited)
April 30, 2024

		Notional
	Contracts (a)	Amount	Value
WRITTEN OPTIONS (b)
Written Call Options
iShares Core S&P 500® ETF
Exercise Price: $520.00, Expiration: 06/21/2024	(850)	$(42,877,400)	$(386,750)
SPDR S&P 500® ETF
Exercise Price: $510.00, Expiration: 06/21/2024	(2,050)	(102,905,900)	(1,635,900)
Exercise Price: $515.00, Expiration: 06/21/2024	(600)	(30,118,800)	(347,100)
			(2,369,750)
Written Put Options
SPDR S&P 500® ETF
Exercise Price: $475.00, Expiration: 06/21/2024	(1,000)	(50,198,000)	(291,000)
			(291,000)
Total Written Options
(Premiums received $6,179,291)			$(2,660,750)

ETF – Exchange Traded Fund
(a)	100 shares per contract.
(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES HEDGED EQUITY FUND

Statement of Assets and Liabilities (Unaudited)
April 30, 2024

ASSETS:
Investments, at value (Cost $128,397,937)	$179,958,518
Cash equivalents	8,121,155
Receivable for capital shares sold	440,134
Interest receivable	36,865
Prepaid expenses and other receivables	23,131
Total assets	188,579,803

LIABILITIES:
Written option contracts, at value (Premiums received $6,179,291)	2,660,750
Payable for capital shares redeemed	32,153
Payable to Adviser	112,814
Payable for fund administration and fund accounting fees	23,747
Payable for transfer agent fees	7,738
Payable for custody fees	1,671
Payable for compliance fees	2,466
Accrued expenses and other liabilities	26,004
Total liabilities	2,867,343

NET ASSETS	$185,712,460

NET ASSETS CONSIST OF:
Paid-in capital	$168,450,890
Total distributable earnings	17,261,570
Net assets	$185,712,460

Institutional
Class Shares
Shares issued and outstanding(1)	14,134,513
Net asset value and offering price per share	$13.14

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES HEDGED EQUITY FUND

Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2024

INVESTMENT INCOME:
Dividend income	$1,296,570
Interest income	297,010
Total investment income	1,593,580

EXPENSES:
Investment advisory fees (See Note 3)	649,242
Administration and fund accounting fees (See Note 3)	82,259
Transfer agent fees (See Note 3)	68,658
Sub-transfer agent fees – Institutional Class	59,007
Excise tax expense	34,407
Federal and state registration fees	17,521
Legal fees	15,326
Audit fees	9,944
Reports to shareholders	9,792
Custody fees (See Note 3)	8,077
Compliance fees (See Note 3)	7,466
Other expenses	7,271
Trustees’ fees (See Note 3)	7,038
Total expenses before recoupment/waiver	976,008
Adviser recoupment (See Note 3)	20,544
Less: waiver from investment adviser (Note 3)	(9,915)
Net expenses	986,637
NET INVESTMENT INCOME	606,943

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(2,144,644)
Written option contracts expired or closed	(14,987,390)
Net realized loss	(17,132,034)
Net change in unrealized appreciation (depreciation) on:
Investments	29,157,140
Written option contracts	(699,354)
Net change in unrealized appreciation (depreciation)	28,457,786
Net realized and unrealized gain on investments	11,325,752
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,932,695

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES HEDGED EQUITY FUND

Statement of Changes in Net Assets

	For the
	Six Months Ended	For the
	April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
OPERATIONS:
Net investment income	$606,943	$1,065,683
Net realized loss on investments and
written options contracts expired or closed	(17,132,034)	(587,083)
Net change in unrealized appreciation (depreciation)
on investments and written option contracts	28,457,786	12,767,794
Net increase in net assets resulting from operations	11,932,695	13,246,394

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	22,511,741	38,176,574

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class (See Note 4)	(4,864,580)	(4,234,510)

NET INCREASE IN NET ASSETS	29,579,856	47,188,458

NET ASSETS:
Beginning of period	156,132,604	108,944,146
End of period	$185,712,460	$156,132,604

(1)	A summary of capital share transactions is as follows:

	For the Six Months Ended
	April 30, 2024		For the Year Ended
	(Unaudited)		October 31, 2023
SHARE TRANSACTIONS:	Shares	Amount	Shares	Amount

Issued	2,212,849	$28,940,010	5,937,704	$73,139,101
Issued to holders in
reinvestment of dividends	335,645	4,360,179	316,097	3,838,787
Redeemed	(824,703)	(10,788,448)	(3,124,277)	(38,801,314)
Net increase in shares outstanding	1,723,791	$22,511,741	3,129,524	$38,176,574

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES HEDGED EQUITY FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	For the
	Six Months Ended								For the Period
	April 30, 2024	For the Year Ended October 31,							Inception through
	(Unaudited)	2023		2022	2021		2020		October 31, 2019(1)
Institutional Class
PER SHARE DATA:
Net asset value,
beginning of period	$12.58	$11.74		$12.44	$10.63		$10.63		$10.00
INVESTMENT OPERATIONS:
Net investment income(2)(3)	0.04	0.10		0.03	0.01		0.04		0.05
Net realized and unrealized
gains (loss) on investments(4)	0.89	1.13		(0.70)	1.84		0.01		0.58
Total from
investment operations	0.93	1.23		(0.67)	1.85		0.05		0.63
LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.12)		(0.03)	(0.04)		(0.05)		—
From net realized gain	(0.32)	(0.27)		—	—		—		—
Total distributions	(0.37)	(0.39)		(0.03)	(0.04)		(0.05)		—
Net asset value, end of period	$13.14	$12.58		$11.74	$12.44		$10.63		$10.63
TOTAL RETURN(5)	7.47%	10.62%		-5.35%	17.50%		0.43%		6.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in thousands)	$185,712	$156,133		$108,944	$69,296		$51,182		$23,489
Ratio of gross expenses
to average net assets:
Before expense
recoupment/waiver(6)(7)	1.13%	1.13%		1.10%	1.25%		1.34%		2.85%
After expense
recoupment/waiver(6)(7)	1.14%	1.15	%(9)	1.20%	1.20%		1.20%		1.20%
Ratio of net investment
income to average net assets(6)(7)	0.70%	0.77%		0.27%	0.11%		0.35%		1.05%
Portfolio turnover rate(5)(8)	0%	10%		77%	25	%(10)	106	%(11)	0.04%

(1)	Commencement date of the Fund was June 1, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(4)
Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(8)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and short-term options). The denominator includes the average fair value of long positions throughout the period.

(9)	Prior to April 1, 2023, the annual expense limitation was 1.20% of the average daily net assets. Thereafter it was 1.10%. See Note 3.
(10)	The change in portfolio turnover is related to the trade activity executed during the Fund’s fiscal period/year.
(11)	The change in portfolio turnover relates to the Fund executing its investment strategy over the course of the full annual year.

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES HEDGED EQUITY FUND

Notes to the Financial Statements (Unaudited)
April 30, 2024

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Equable Shares Hedged Equity Fund (the “Fund”) is a non- diversified series with its own investment objectives and policies within the Trust. The primary investment objective of the Fund is to seek income and capital preservation. The Fund commenced operations on June 1, 2019. The Fund’s investment adviser, Teramo Advisors, LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers one share class, Institutional Class. Institutional Class shares have no front-end sales load, no deferred sales charge, and no redemption fee. Institutional Class shares are not subject to a distribution or shareholder servicing fees.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.    Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

EQUABLE SHARES HEDGED EQUITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

Exchange traded options and Flexible Exchange® options (“FLEX Options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

EQUABLE SHARES HEDGED EQUITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

The following is a summary of the inputs used to value the Fund’s securities by Level within the fair value hierarchy as of April 30, 2024:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$178,906,975	$—	$—	$178,906,975
Purchased Options	—	1,051,500	—	1,051,500
Money Market Funds	43	—	—	43
	$178,907,018	$1,051,500	$—	$179,958,518
Liabilities
Written Options	$—	$(2,660,750)	$—	$(2,660,750)
	$—	$(2,660,750)	$—	$(2,660,750)

As of the period ended April 30, 2024, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund's Schedule of Investments for further information on the classification of investments.

B.    Cash Equivalents – Idle cash may be swept into various overnight demand deposits and classified as Cash Equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in a bank deposit account which, at times, may exceed the United States federally insured limit. Amounts swept overnight are available on the next business day. Any temporary cash overdrafts by the Fund are reported as a payable to the custodian.

C.    Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

D.    Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will purchase call or put options. In connection with the Fund’s written option contracts, the Fund will simultaneously use options on ETFs. When the Fund purchases an option contract, an amount

EQUABLE SHARES HEDGED EQUITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

equal to the premiums paid is included in the Statement of Assets and Liabilities as Investments at value, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

E.    Flex Options – FLEX Options are customized option contracts available through the Cboe that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

F.    Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

G.    Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

H.    Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the funds of the Trust or by other equitable means.

I.    Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

J.    Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

EQUABLE SHARES HEDGED EQUITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

K.    Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

L.    Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

M.    Derivatives – The Fund may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 6 for further derivative disclosure.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended April 30, 2024, the Fund’s average derivative volume is described below:

	Average	Average
	Quantity	Notional Amount
Purchased Option Contracts	1,100	$ 53,803,783
Written Option Contracts	4,558	$ 223,916,458

Statement of Assets and Liabilities

Fair values of derivative instruments as of April 30, 2024:

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Purchased Option Contracts:	Investments,
Equity	at value	$1,051,500	$ —
Written Option Contracts:	Written option contracts,
Equity	at value	—	2,660,750
Total fair values of derivative instruments		$1,051,500	$2,660,750

EQUABLE SHARES HEDGED EQUITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2024:

	Net Realized Loss on Derivatives
	Purchased	Written
	Option	Option
Derivatives	Contracts*	Contracts	Total
Equity Contracts	$(2,144,661)	$(14,987,390)	$(17,132,051)
Total	$(2,144,661)	$(14,987,390)	$(17,132,051)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased	Written
	Option	Option
Derivatives	Contracts**	Contracts	Total
Equity Contracts	$167,892	$(699,354)	$(531,462)
Total	$167,892	$(699,354)	$(531,462)

*	The amounts disclosed are included in the realized loss on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee in accordance with the breakpoint annual advisory fee schedule below based on the average daily net assets of the Fund:

AUM Range (in millions)	Management Fee
Less than $250	0.75%
Between $250 and $500	0.70%
Greater than $500	0.65%

The Fund’s Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any acquired fund fees and expenses, front-end or contingent deferred loads, dividends and interest on short positions, taxes, interest, brokerage fees (including commissions, mark-ups and mark-downs) and other transactional expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.10% of the Fund’s average daily net asset value. Prior to April 1, 2023, the annual operating expense limitation was 1.20% of the Fund's average daily net assets. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser, with consent of the Board. During the period ended April 30, 2024, the Adviser recouped previously waived expenses of $20,544.

EQUABLE SHARES HEDGED EQUITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

Waived fees and reimbursed expenses subject to potential recovery within the year of expiration are as follows:

Expiration	Amount
September 2026 to October 2026	$24,904
February 2027 to April 2027	$ 9,915

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended April 30, 2024 are disclosed in the Statement of Operations.

Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. Situations may arise where the Adviser may choose not to fully distribute all of the Fund’s net taxable income or realized gains to shareholders and an excise tax provision maybe required. As of, and during the year ended October 31, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended October 31, 2020.

At October 31, 2023, the Fund’s most recently completed fiscal year-end, the components of distributable earnings (accumulated loss) and cost of investments, on a tax basis, were as follows:

Tax Cost of Investments*	$122,093,941
Gross unrealized appreciation	27,095,198
Gross unrealized depreciation	(1,482,236)
Net unrealized appreciation**	25,612,962
Undistributed ordinary income	4,389,993
Undistributed long-term capital gains	—
Other accumulated losses***	(19,809,500)
Total distributable earnings	$10,193,455

*	Tax cost of investments differs from book cost of investments due to wash sales.
**	Net unrealized appreciation is inclusive of unrealized depreciation on the Fund’s written option positions.
***	Other accumulated losses value includes $19,809,500 of straddle loss deferrals.

EQUABLE SHARES HEDGED EQUITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

As of October 31, 2023, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable year ended October 31, 2023, the Fund does not plan to defer any qualified late year losses. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2023, the Fund did not defer, on a tax basis, any qualified late year losses.

Distributions to Shareholders – The Fund intends to pay dividends from net investment income at least quarterly, and to distribute all net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

The tax character of distributions paid for the six months ended April 30, 2024 and the year ended October 31, 2023 were as follows:

		Total
	Ordinary	Distributions
	Income*	Paid
April 30, 2024	$4,864,580	$4,864,580
October 31, 2023	4,234,510	4,234,510

*  For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

5.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended April 30, 2024, were as follows:

	Purchases	Sales
U.S. Government Securities	$—	$—
Other Securities	—	2,484,377

EQUABLE SHARES HEDGED EQUITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

6.  OFFSETTING ASSETS AND LIABILITIES

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. As of April 30, 2024, the Fund did not enter into any netting agreements which would require any portfolio securities to be netted.

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement	Statement		Collateral
	Assets/	of Assets	of Assets	Financial	Received/	Net
	Liabilities	and Liabilities	and Liabilities	Instruments*	Pledged	Amount
Liabilities:
Description
Written Option Contracts**	$2,660,750	$ —	$2,660,750	$2,660,750	$ —	$ —
	$2,660,750	$ —	$2,660,750	$2,660,750	$ —	$ —

*	Offset with underlying exchange traded fund held long. See Schedule of Investments for more details.
**	Marex Capital Markets, Inc. is the prime broker for all written option contracts held by the Fund as of April 30, 2024.

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2024, National Financial Services, LLC, for the benefit of its customers, owned 34.75% of the outstanding shares of the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Fund.

8.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

9.  SUBSEQUENT EVENTS

On June 25, 2024, the Fund declared an income distribution of $0.05108554 per share and a short-term capital gain of $0.01828 per share payable on June 26, 2024, to shareholders of record on June 25, 2024.

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined there were no additional items that required recognition or disclosure.

EQUABLE SHARES HEDGED EQUITY FUND

Additional Information (Unaudited)
April 30, 2024

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-888-898-2024.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-898-2024. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended October 31, is available (1) without charge, upon request, by calling 1-888-898-2024, or on the SEC’s website at https://www.sec.gov/.

EQUABLE SHARES HEDGED EQUITY FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information the Fund receives about you on applications or other forms;
•	Information you give the Fund orally; and/or
•	Information about your transactions with the Fund or others

The Fund does not disclose any non-public personal information about its customers or former customers without the customer’s authorization, except as permitted by law. The Fund may share information with affiliated and unaffiliated third parties with whom it has contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. The Fund maintains physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker- dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Teramo Advisors, LLC
9132 Strada Place, Suite 103
Naples, FL 34108

DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Kirkland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, DC 20004

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-888-898-2024.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)                      /s/Ryan L. Roell
Ryan L. Roell, President

Date   7/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/Ryan L. Roell
Ryan L. Roell, President

Date  7/8/2024

By (Signature and Title)                      /s/Douglas Schafer
Douglas Schafer, Treasurer

Date  7/8/2024